Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash held at bank					1.2
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)					0	0	81,954,127
Reverse Stock Split [Abstract]
Reverse stock split ratio			10		14.5
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	1,064,616,000	1,064,616,000	1,064,616,000	1,064,616,000	1,064,616,000	11,435,000	160,544,000
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	250,993,000	124,567,000	250,993,000	151,753,000	174,874,000	137,898,000	71,366,000
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	75,844,000	0	75,844,000	22,295,000	13,988,000	0	432,000
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					3 years
Laboratory Office And Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life					7 years